UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   27-Apr-12

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Informational Table Entry Total           93

Form 13F Information Table Value Total:     $  99,761

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1482    16614 SH       Sole                     1845             14769
                                                                69      775 SH                                                   775
AT & T Corp.                   COM              00206R102     1422    45543 SH       Sole                     4680             40863
                                                                74     2375 SH                                                  2375
Apple Computer Inc             COM              037833100     1019     1700 SH       Sole                                       1700
Archer-Daniels-Midland Company COM              039483102     1463    46200 SH       Sole                     4910             41290
                                                                11      350 SH                                                   350
Auto Data Processing           COM              053015103     2005    36337 SH       Sole                     3975             32362
                                                                93     1680 SH                                                  1680
Becton, Dickinson & Company    COM              075887109     1790    23051 SH       Sole                     2510             20541
                                                                66      850 SH                                                   850
Bemis Company                  COM              081437105     1596    49414 SH       Sole                     5890             43524
                                                                83     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670702      235     2900 SH       Sole                                       2900
Brown Forman Corp CL B         COM              115637209     1526    18304 SH       Sole                     1905             16399
                                                                33      400 SH                                                   400
C.R. Bard Inc.                 COM              067383109     2002    20282 SH       Sole                     2230             18052
                                                               105     1060 SH                                                  1060
Chubb Corp.                    COM              171232101     2140    30964 SH       Sole                     3100             27864
                                                               100     1450 SH                                  50              1400
Cincinnati Financial           COM              172062101     1415    40999 SH       Sole                     4530             36469
                                                                42     1225 SH                                                  1225
Cognizant Technology Solutions COM              192446102     1514    19671 SH       Sole                     2070             17601
                                                                25      325 SH                                                   325
Cohen Steers Realty Ishares    COM              464287564     1609    20991 SH       Sole                     2125             18866
                                                                15      200 SH                                                   200
Colgate Palmolive              COM              194162103      210     2150 SH       Sole                                       2150
Disney (Walt) Holding Co.      COM              254687106      110     2506 SH       Sole                                       2506
                                                               161     3680 SH                                                  3680
Dover Corp.                    COM              260003108     1526    24245 SH       Sole                     2505             21740
                                                                28      450 SH                                                   450
Ecolab Inc.                    COM              278865100     1850    29966 SH       Sole                     3035             26931
                                                                12      200 SH                                                   200
Emerson Electric Company       COM              291011104     1905    36503 SH       Sole                     3375             33128
                                                                64     1225 SH                                  50              1175
Exxon Mobil Corp.              COM              30231G102     3035    34988 SH       Sole                     3895             31093
                                                               427     4925 SH                                                  4925
General Mills Inc.             COM              370334104      217     5500 SH       Sole                                       5500
Genuine Parts                  COM              372460105     1267    20198 SH       Sole                     2115             18083
                                                                42      675 SH                                                   675
HCP Inc.                       COM              40414L109     1265    32058 SH       Sole                     3570             28488
                                                                72     1825 SH                                                  1825
Hormel Foods Corp.             COM              440452100     1531    51866 SH       Sole                     5630             46236
                                                                48     1625 SH                                                  1625
IBM Corp.                      COM              459200101     2267    10863 SH       Sole                     1280              9583
                                                               438     2100 SH                                                  2100
International Speedway Corp. C COM              460335201      407    14663 SH       Sole                                      14663
Johnson & Johnson              COM              478160104     1506    22827 SH       Sole                     2140             20687
                                                                36      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1886    60100 SH       Sole                     7010             53090
                                                                88     2800 SH                                                  2800
M & T Bank Corp.               COM              55261F104      265     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     3710    67581 SH       Sole                     5660             61921
                                                                54      990 SH                                 290               700
MSCI Emerging Markets Ishares  COM              464287234     7334   170765 SH       Sole                    15995            154770
                                                                97     2259 SH                                  99              2160
Oracle Corporation             COM              68389X105     1281    43934 SH       Sole                     3955             39979
                                                                 9      300 SH                                                   300
P P G Industries Inc.          COM              693506107     2132    22251 SH       Sole                     2425             19826
                                                                50      525 SH                                  50               475
PepsiCo Inc.                   COM              713448108     2002    30174 SH       Sole                     4132             26042
                                                               304     4575 SH                                                  4575
Procter & Gamble Co.           COM              742718109      654     9734 SH       Sole                                       9734
                                                               188     2792 SH                                                  2792
Questar Corp.                  COM              748356102     1439    74690 SH       Sole                     8785             65905
                                                                21     1100 SH                                 100              1000
Rogers Int'l Commodity Index   COM              870297801     4080   456104 SH       Sole                    37725            418379
                                                                56     6300 SH                                                  6300
S&P Mid Cap 400 Ishares        COM              464287507     7681    77416 SH       Sole                     7225             70191
                                                               104     1050 SH                                 100               950
S&P Small Cap 600 Ishares      COM              464287804     4739    62103 SH       Sole                     6085             56018
                                                                74      975 SH                                 100               875
SPDR Gold Trust                COM              78463V107      466     2873 SH       Sole                                       2873
Schlumberger Ltd.              COM              806857108     2200    31461 SH       Sole                     3045             28416
                                                               119     1700 SH                                                  1700
Sherwin-Williams Co.           COM              824348106     1459    13424 SH       Sole                     1430             11994
                                                                 8       75 SH                                                    75
Sigma Aldrich Corp.            COM              826552101     1819    24900 SH       Sole                     2710             22190
                                                               106     1450 SH                                                  1450
Southern Company               COM              842587107     2655    59097 SH       Sole                     5675             53422
                                                               379     8440 SH                                 300              8140
Standard & Poor's 500 Dep. Rec COM              78462f103     1342     9528 SH       Sole                      144              9384
                                                                24      170 SH                                                   170
Stanley Black & Decker         COM              854502101     2055    26707 SH       Sole                     3120             23587
                                                                35      450 SH                                                   450
Stryker Corp.                  COM              863667101     2431    43812 SH       Sole                     3665             40147
                                                                15      275 SH                                                   275
Target Corp.                   COM              87612E106     1714    29411 SH       Sole                     3305             26106
                                                                82     1400 SH                                                  1400
Tortoise Energy Infrastructure COM              89147l100     2198    53324 SH       Sole                     4940             48384
                                                                61     1475 SH                                                  1475
WW Grainger                    COM              384802104     1875     8727 SH       Sole                      950              7777
                                                               113      525 SH                                                   525